PROPERTY, PLANT AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net, as of March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Buildings and improvements	$36,126	$25,075
Machinery, equipment, vehicles and office furniture	50,594	24,848
Computer equipment, hardware and software	6,970	5,617
Launch site assets	12,212	9,611
Construction in process	19,276	22,379
Property, plant and equipment—gross	125,178	87,530
Less accumulated depreciation and amortization	(25,624)	(22,191)
Property, plant and equipment—net	$99,554	$65,339
Depreciation expense recorded in the condensed consolidated statements of operations and comprehensive loss during the three months ended March 31, 2022 and 2021 consisted of the following:

	Three Months Ended March 31,
Depreciation expense	2022	2021
Cost of revenues	$2,506	$1,361
Research and development	245	96
Selling, general and administrative	342	300
Total depreciation expense	$3,093	$1,757

8.	PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net, as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Buildings and improvements	$25,075	$20,330
Machinery, equipment, vehicles and office furniture	24,848	23,755
Computer equipment, hardware and software	5,617	3,836
Launch site assets	9,611	7,582
Construction in process	22,379	10,177

Property, plant and equipment—gross	87,530	65,680
Less accumulated depreciation and amortization	(22,191)	(15,848)

Property, plant and equipment—net	$65,339	$49,832

Depreciation expense recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020 consisted of the following:

	Years Ended December 31,
	2021	2020
Cost of revenues	$4,608	$4,527
Research and development, net	585	416
Selling, general and administrative	2,337	1,591

Total depreciation expense	$7,530	$6,534